EQUITY (Preferred and Common Stock) (Details) (USD $)				0 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Private Offering [Member]	Jun. 15, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jun. 09, 2010 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Private Offering [Member]	Dec. 31, 2012 Common Stock [Member] Distribution Reinvestment Plan [Member]	Jun. 15, 2010 Convertible Stock [Member]	Jun. 09, 2010 Convertible Stock [Member] Private Offering [Member]
Securities Financing Transaction [Line Items]
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued (in shares)	0	0								937
Preferred stock, outstanding (in shares)	0	0
Common stock issued (in shares)						1,283,727	1,283,727	21,008,880		5,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common shares converted by advisor (in shares)				4,500
Convertible shares issued (in shares)									45,000
Shares of stock redeemed by stockholder (in shares)					11,077
Shares of stock redeemed by stockholder					$ 110,736
Common stock, outstanding (in shares)	22,277,030	8,454,169